Unaudited Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ (62,322)	$ 84,902	$ (9,724)	$ 81,565
Other comprehensive income (loss) (“OCI”):
Foreign currency translation adjustment, net of tax expense of $1,037 and tax recovery of $2,273 (2021 - tax recovery of $822 and $1,359), respectively (notes 21(b)(iii) and 21(b)(iv))	(48,440)	(2,995)	(40,595)	(3,268)
Change in fair value of cash flow hedges, net of tax recovery of $7,597 and $29,894 of (2021 - $12,969 and $10,283), respectively (note 21(b)(ii))	(12,879)	(31,791)	(71,765)	(24,147)
Change in pension and other post-employment benefits, net of tax recovery of $32 and $30 (2021 - tax expense of $196 and $335), respectively (note 8)	(93)	545	(86)	2,165
OCI, net of tax	(61,412)	(34,241)	(112,446)	(25,250)
Comprehensive income (loss)	(123,734)	50,661	(122,170)	56,315
Comprehensive loss attributable to the non-controlling interests	(30,375)	(16,776)	(68,055)	(33,675)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	$ (93,359)	$ 67,437	$ (54,115)	$ 89,990